Related Party Transactions (Details Narrative) (10K) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 30, 2020	Dec. 30, 2019
Repayments of related Party Debt		$ 34,485		$ 150,000
Proceeds from related party debt		503,766		250,000
Advertising expenses		165,748	131,509	490,403	765,441
Insurance Brokerage Firm [Member]
Advance from related party						$ 171,665	$ 265,257
Accounts payable to related party		110,762		265,257
Insurance expenses paid during period for related party		$ 897,281	$ 515,092	2,321,186	2,214,985
Chief Executive Officer and Director [Member]
Management fees				0	0
Repayments of related Party Debt	$ 167,000			150,000
Proceeds from related party debt				250,000
Advance from related party				100,000
Advertising expenses				32,173	587,261
Accounts payable to related party	$ 394,183			$ 324,920	$ 394,183